Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities Subject to Fair Value Measurements

Assets and liabilities subject to fair value measurements are as follows:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents – Money market	$10,301,371	$—	$—	$10,301,371
Liabilities
Warrant liabilities – Public Warrants	$4,715,000	$—	$—	$4,715,000
Warrant liabilities – Private placement warrants(1)	—	—	5,415,000	5,415,000
Earnout liabilities(2)	—	—	660,000	660,000
Total liabilities	$4,715,000	$—	$6,075,000	$10,790,000

(1)      Private Placement Warrants were estimated using a Black-Scholes option pricing model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates.

(2)      The fair value of the earnout liabilities was estimated using Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates.

Schedule of Changes in Fair Value of the Public and Private Placements Warrants

The change in the fair value of the Notes measured with Level 3 inputs for the year ended December 31, 2023 is summarized as follows:

Convertible Notes
Fair value as of January 1, 2023	$—
Principal balance of convertible notes issued	22,500,000
Change in valuation inputs or other assumptions	14,571,109
Conversion of convertible notes	(37,071,109)
Fair value as of December 31, 2023	$—

Public and Private Placements Warrants [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Changes in Fair Value of the Public and Private Placements Warrants

The following table presents the changes in fair value of the private placements warrants:

For the year ended December 31, 2023
Liability at beginning of the period	$—
Assumed in the Business Combination	4,408,250
Change in fair value	1,006,750
Balance as of December 31, 2023	$5,415,000
For the year ended December 31, 2023
Liability at beginning of the period	$—
Assumed in the Business Combination	2,400,000
Change in fair value	(1,740,000)
Balance as of December 31, 2023	$660,000